Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs ETF Trust
Entity Central Index Key	0001479026
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000201200
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Access Emerging Markets USD Bond ETF
Trading Symbol	GEMD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Access Emerging Markets USD Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GEMD	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[1]
AssetsNet	$ 36,607,834
Advisory Fees Paid, Amount	$ 41,087
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$36,607,834 # of Portfolio Holdings as of Period End200 Portfolio Turnover Rate for the Period12% Total Net Advisory Fees Paid for the Period$41,087
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Government	86.9
Energy	6.9
Basic Materials	2.4
Financial	1.2
Utilities	0.5
Industrial	0.5
Other	0.2

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000186813
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Access High Yield Corporate Bond ETF
Trading Symbol	GHYB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Access High Yield Corporate Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GHYB	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[2]
AssetsNet	$ 136,089,592
Advisory Fees Paid, Amount	$ 65,874
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$136,089,592 # of Portfolio Holdings as of Period End929 Portfolio Turnover Rate for the Period15% Total Net Advisory Fees Paid for the Period$65,874
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Consumer Cyclical	17.7
Energy	9.1
Communications	6.1
Financial Company	5.9
Healthcare	4.9
Capital Goods	4.5
Consumer Noncyclical	3.5
Basic Industry	3.4
Electric	3.4
Technology	3.1
Other	36.9

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202360
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Access Inflation Protected USD Bond ETF
Trading Symbol	GTIP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Access Inflation Protected USD Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTIP	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[3]
AssetsNet	$ 232,463,956
Advisory Fees Paid, Amount	$ 103,079
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$232,463,956 # of Portfolio Holdings as of Period End37 Portfolio Turnover Rate for the Period17% Total Net Advisory Fees Paid for the Period$103,079
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Government	99.7
Other	0.1

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215324
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Trading Symbol	GSIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSIG	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[4]
AssetsNet	$ 11,987,250
Advisory Fees Paid, Amount	$ 3,463
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$11,987,250 # of Portfolio Holdings as of Period End556 Portfolio Turnover Rate for the Period14% Total Net Advisory Fees Paid for the Period$3,463
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	24.9
Electric	9.0
Energy	8.2
Consumer Cyclical	7.3
Capital Goods	6.6
Technology	5.7
Consumer Noncyclical	5.1
Wireless	3.8
Insurance	3.7
REITs and Real Estate	3.6
Other	20.9

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000186809
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Access Investment Grade Corporate Bond ETF
Trading Symbol	GIGB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Access Investment Grade Corporate Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GIGB	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[5]
AssetsNet	$ 890,982,596
Advisory Fees Paid, Amount	$ 274,535
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$890,982,596 # of Portfolio Holdings as of Period End2,268 Portfolio Turnover Rate for the Period5% Total Net Advisory Fees Paid for the Period$274,535
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	21.7
Electric	10.3
Consumer Noncyclical	8.0
Technology	7.7
Energy	7.0
Consumer Cyclical	6.8
Wireless	3.8
Capital Goods	3.4
Food and Beverage	3.1
Healthcare	3.1
Other	23.8

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000238223
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Access Municipal Bond ETF
Trading Symbol	GMUN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Access Municipal Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMUN	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[6]
AssetsNet	$ 10,275,425
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 3,408
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$10,275,425 # of Portfolio Holdings as of Period End277 Portfolio Turnover Rate for the Period11% Total Net Advisory Fees Paid for the Period$3,408
Holdings [Text Block]

Sector Allocation (%)

Table Summary
State	14.4%
Water & Sewer	9.2%
Appropriation	8.3%
Hospitals	7.7%
School District	6.4%
Income Tax Financing	5.9%
Higher Education	5.5%
Gas Forward	5.2%
Toll Roads, Bridges & Tunnels	4.1%
City	3.6%
Tax Backed District	3.1%
Miscellaneous Tax	3.0%
Combined Utilities	2.8%
Sales Tax	2.6%
Other	18.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000172210
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Access Treasury 0-1 Year ETF
Trading Symbol	GBIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Access Treasury 0-1 Year ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBIL	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[7]
AssetsNet	$ 7,108,601,165
Advisory Fees Paid, Amount	$ 3,893,770
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$7,108,601,165
  # of Portfolio Holdings as of Period End1,618
  Portfolio Turnover Rate for the Period0%
  Total Net Advisory Fees Paid for the Period$3,893,770

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Government	99.6

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215322
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Access U.S. Aggregate Bond ETF
Trading Symbol	GCOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Access U.S. Aggregate Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GCOR	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[8]
AssetsNet	$ 780,340,959
Advisory Fees Paid, Amount	$ 197,833
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$780,340,959
  # of Portfolio Holdings as of Period End1,676
  Portfolio Turnover Rate for the Period133%
  Total Net Advisory Fees Paid for the Period$197,833

Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Notes	34.0
Mortgage-Backed Securities	23.6
Corporate Obligations	22.0
U.S. Treasury Bonds	7.4
Foreign Corporate Debt	4.7
U.S. Treasury Obligations	4.6
Sovereign Debt Obligations	2.5
U.S. Government Agency Obligations	0.7
Other	11.3

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000248475
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF
Trading Symbol	GPRF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPRF	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[9]
AssetsNet	$ 122,507,371
Advisory Fees Paid, Amount	$ 319,975
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$122,507,371 # of Portfolio Holdings as of Period End466 Portfolio Turnover Rate for the Period11% Total Net Advisory Fees Paid for the Period$319,975
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	27.0
Financial	25.4
Electric	15.9
Energy	8.6
Insurance	6.6
Utilities	3.3
Wireless	3.0
Communications	2.1
Financial Company	1.7
Healthcare	1.0
Other	4.2

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000152548
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Equity ETF
Trading Symbol	GEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® Emerging Markets Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GEM	$23	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.41%	[10]
AssetsNet	$ 1,456,282,162
Advisory Fees Paid, Amount	$ 2,272,308
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,456,282,162
  # of Portfolio Holdings as of Period End748
  Portfolio Turnover Rate for the Period15%
  Total Net Advisory Fees Paid for the Period$2,272,308

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	32.8%
Financials	22.0%
Consumer Discretionary	9.6%
Communication Services	7.9%
Materials	7.7%
Industrials	6.1%
Consumer Staples	3.4%
Health Care	3.3%
Energy	2.9%
Other	5.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000152549
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Europe Equity ETF
Trading Symbol	GSEU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® Europe Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSEU	$13	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[11]
AssetsNet	$ 125,734,550
Advisory Fees Paid, Amount	$ 128,624
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$125,734,550 # of Portfolio Holdings as of Period End354 Portfolio Turnover Rate for the Period12% Total Net Advisory Fees Paid for the Period$128,624
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	25.2%
Industrials	19.5%
Health Care	13.8%
Consumer Staples	9.0%
Information Technology	7.5%
Consumer Discretionary	7.0%
Utilities	4.9%
Materials	4.6%
Communication Services	4.0%
Other	4.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000152545
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Equity ETF
Trading Symbol	GSIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® International Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSIE	$13	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[12]
AssetsNet	$ 5,510,506,387
Advisory Fees Paid, Amount	$ 5,932,981
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$5,510,506,387
  # of Portfolio Holdings as of Period End652
  Portfolio Turnover Rate for the Period14%
  Total Net Advisory Fees Paid for the Period$5,932,981

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	27.1%
Industrials	19.2%
Health Care	9.7%
Consumer Discretionary	9.0%
Information Technology	8.4%
Consumer Staples	7.9%
Materials	6.0%
Energy	4.2%
Communication Services	3.6%
Other	5.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000152550
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Japan Equity ETF
Trading Symbol	GSJY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® Japan Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSJY	$14	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.25%	[13]
AssetsNet	$ 86,003,868
Advisory Fees Paid, Amount	$ 72,510
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$86,003,868 # of Portfolio Holdings as of Period End169 Portfolio Turnover Rate for the Period10% Total Net Advisory Fees Paid for the Period$72,510
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	27.6%
Financials	18.1%
Consumer Discretionary	15.9%
Information Technology	13.7%
Health Care	5.4%
Communication Services	4.7%
Consumer Staples	4.0%
Materials	4.0%
Energy	3.5%
Other	3.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000152551
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Large Cap Equity ETF
Trading Symbol	GSLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSLC	$5	0.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[14]
AssetsNet	$ 14,704,108,244
Advisory Fees Paid, Amount	$ 6,507,828
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$14,704,108,244
  # of Portfolio Holdings as of Period End445
  Portfolio Turnover Rate for the Period9%
  Total Net Advisory Fees Paid for the Period$6,507,828

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Financials	12.4%
Communication Services	10.9%
Consumer Discretionary	10.4%
Health Care	9.8%
Industrials	9.3%
Consumer Staples	6.8%
Utilities	2.6%
Energy	2.6%
Other	2.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000152552
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Small Cap Equity ETF
Trading Symbol	GSSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSSC	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[15]
AssetsNet	$ 889,275,194
Advisory Fees Paid, Amount	$ 713,075
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$889,275,194
  # of Portfolio Holdings as of Period End1,329
  Portfolio Turnover Rate for the Period14%
  Total Net Advisory Fees Paid for the Period$713,075

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	18.2%
Financials	18.1%
Health Care	17.5%
Information Technology	13.2%
Consumer Discretionary	10.7%
Energy	4.3%
Materials	3.9%
Real Estate	3.9%
Consumer Staples	3.2%
Other	6.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000233873
Shareholder Report [Line Items]
Fund Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> World Equity ETF
Trading Symbol	GSWO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs ActiveBeta® World Equity ETF (the “Fund”) (formerly, Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSWO	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[16]
AssetsNet	$ 1,575,570,963
Advisory Fees Paid, Amount	$ 1,739,179
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,575,570,963
  # of Portfolio Holdings as of Period End775
  Portfolio Turnover Rate for the Period53%
  Total Net Advisory Fees Paid for the Period$1,739,179

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	25.7%
Financials	16.9%
Industrials	10.8%
Consumer Discretionary	10.8%
Health Care	9.8%
Communication Services	9.2%
Consumer Staples	7.1%
Energy	3.6%
Materials	2.9%
Other	2.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000190083
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Trading Symbol	GSEW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Equal Weight U.S. Large Cap Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSEW	$5	0.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[17]
AssetsNet	$ 1,645,973,576
Advisory Fees Paid, Amount	$ 630,446
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,645,973,576
  # of Portfolio Holdings as of Period End503
  Portfolio Turnover Rate for the Period28%
  Total Net Advisory Fees Paid for the Period$630,446

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	16.7%
Industrials	16.6%
Financials	14.6%
Health Care	11.8%
Consumer Discretionary	8.9%
Utilities	6.2%
Consumer Staples	6.0%
Energy	5.0%
Materials	4.9%
Other	9.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000168500
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Hedge Industry VIP ETF
Trading Symbol	GVIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Hedge Industry VIP ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GVIP	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[18]
AssetsNet	$ 454,496,631
Advisory Fees Paid, Amount	$ 944,487
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$454,496,631 # of Portfolio Holdings as of Period End51 Portfolio Turnover Rate for the Period83% Total Net Advisory Fees Paid for the Period$944,487
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	29.0%
Consumer Discretionary	17.9%
Financials	15.7%
Industrials	14.4%
Communication Services	12.7%
Health Care	8.0%
Consumer Staples	2.1%
Utilities	1.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000255663
Shareholder Report [Line Items]
Fund Name	Goldman Sachs India Equity ETF
Trading Symbol	GIND
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs India Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GIND	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[19]
AssetsNet	$ 160,814,962
Advisory Fees Paid, Amount	$ 348,927
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$160,814,962 # of Portfolio Holdings as of Period End121 Portfolio Turnover Rate for the Period15% Total Net Advisory Fees Paid for the Period$348,927
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	30.4%
Consumer Discretionary	17.6%
Materials	10.2%
Industrials	9.3%
Health Care	8.9%
Information Technology	7.0%
Consumer Staples	5.3%
Communication Services	3.3%
Energy	3.0%
Other	4.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000219502
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Innovate Equity ETF
Trading Symbol	GINN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Innovate Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GINN	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[20]
AssetsNet	$ 211,513,635
Advisory Fees Paid, Amount	$ 555,861
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$211,513,635 # of Portfolio Holdings as of Period End477 Portfolio Turnover Rate for the Period18% Total Net Advisory Fees Paid for the Period$555,861
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	27.0%
Health Care	21.1%
Consumer Discretionary	16.0%
Financials	12.4%
Communication Services	10.7%
Industrials	7.2%
Utilities	1.8%
Consumer Staples	1.5%
Energy	1.3%
Other	0.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198662
Shareholder Report [Line Items]
Fund Name	Goldman Sachs JUST U.S. Large Cap Equity ETF
Trading Symbol	JUST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs JUST U.S. Large Cap Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JUST	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[21]
AssetsNet	$ 513,580,985
Advisory Fees Paid, Amount	$ 478,536
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$513,580,985 # of Portfolio Holdings as of Period End444 Portfolio Turnover Rate for the Period0% Total Net Advisory Fees Paid for the Period$478,536
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	30.3%
Financials	13.1%
Communication Services	10.9%
Health Care	10.3%
Industrials	10.0%
Consumer Discretionary	9.2%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.4%
Other	4.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000264456
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MSCI World Private Equity Return Tracker ETF
Trading Symbol	GTPE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MSCI World Private Equity Return Tracker ETF (the “Fund”) for the period of October 21, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTPE	$18	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.47%	[22]
AssetsNet	$ 26,881,862
Advisory Fees Paid, Amount	$ 41,618
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$26,881,862 # of Portfolio Holdings as of Period End1,456 Portfolio Turnover Rate for the Period59% Total Net Advisory Fees Paid for the Period$41,618
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	22.2%
Industrials	14.7%
Investment Company	14.2%
Financials	11.3%
Health Care	10.1%
Consumer Discretionary	5.7%
Materials	4.8%
Consumer Staples	4.2%
Communication Services	2.7%
Other	4.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000245144
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Equity ETF
Trading Symbol	GSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSC	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[23]
AssetsNet	$ 163,260,337
Advisory Fees Paid, Amount	$ 550,425
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$163,260,337 # of Portfolio Holdings as of Period End98 Portfolio Turnover Rate for the Period49% Total Net Advisory Fees Paid for the Period$550,425
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	19.9%
Financials	18.5%
Health Care	15.8%
Information Technology	15.4%
Consumer Discretionary	11.9%
Materials	7.4%
Energy	4.2%
Utilities	3.4%
Real Estate	2.5%
Other	1.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000228400
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Future Health Care Equity ETF
Trading Symbol	GDOC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Future Health Care Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GDOC	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[24]
AssetsNet	$ 22,605,846
Advisory Fees Paid, Amount	$ 65,835
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$22,605,846 # of Portfolio Holdings as of Period End40 Portfolio Turnover Rate for the Period38% Total Net Advisory Fees Paid for the Period$65,835
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Health Care	98.8%
Investment Company	1.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000226526
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Future Tech Leaders Equity ETF
Trading Symbol	GTEK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Future Tech Leaders Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTEK	$41	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[25]
AssetsNet	$ 179,888,282
Advisory Fees Paid, Amount	$ 657,776
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$179,888,282 # of Portfolio Holdings as of Period End62 Portfolio Turnover Rate for the Period29% Total Net Advisory Fees Paid for the Period$657,776
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	72.8%
Communication Services	9.4%
Industrials	9.4%
Consumer Discretionary	3.5%
Health Care	1.4%
Real Estate	1.1%
Financials	1.0%
Other	1.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000214554
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MarketBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Equity ETF
Trading Symbol	GSEE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® Emerging Markets Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSEE	$20	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.36%	[26]
AssetsNet	$ 135,809,870
Advisory Fees Paid, Amount	$ 218,923
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$135,809,870 # of Portfolio Holdings as of Period End1,983 Portfolio Turnover Rate for the Period3% Total Net Advisory Fees Paid for the Period$218,923
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	32.7%
Financials	19.8%
Consumer Discretionary	10.4%
Industrials	8.8%
Communication Services	7.1%
Materials	7.1%
Energy	3.6%
Health Care	3.2%
Consumer Staples	3.2%
Other	4.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000214553
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MarketBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Equity ETF
Trading Symbol	GSID
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® International Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSID	$11	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[27]
AssetsNet	$ 971,137,597
Advisory Fees Paid, Amount	$ 890,240
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$971,137,597 # of Portfolio Holdings as of Period End900 Portfolio Turnover Rate for the Period2% Total Net Advisory Fees Paid for the Period$890,240
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	23.9%
Industrials	19.9%
Health Care	10.8%
Consumer Discretionary	9.1%
Information Technology	8.9%
Consumer Staples	7.3%
Materials	6.3%
Communication Services	4.0%
Utilities	3.7%
Other	5.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000246478
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MarketBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Russell 1000 Growth Equity ETF
Trading Symbol	GGUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GGUS	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[28]
AssetsNet	$ 395,160,488
Advisory Fees Paid, Amount	$ 214,623
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$395,160,488 # of Portfolio Holdings as of Period End390 Portfolio Turnover Rate for the Period12% Total Net Advisory Fees Paid for the Period$214,623
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	43.4%
Consumer Discretionary	14.1%
Communication Services	10.7%
Health Care	10.4%
Industrials	8.5%
Financials	7.2%
Consumer Staples	3.6%
Real Estate	0.6%
Energy	0.5%
Other	1.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000246479
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MarketBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Russell 1000 Value Equity ETF
Trading Symbol	GVUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GVUS	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[29]
AssetsNet	$ 415,758,896
Advisory Fees Paid, Amount	$ 217,413
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$415,758,896 # of Portfolio Holdings as of Period End858 Portfolio Turnover Rate for the Period1% Total Net Advisory Fees Paid for the Period$217,413
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	19.7%
Industrials	13.9%
Health Care	11.8%
Information Technology	11.6%
Communication Services	8.0%
Consumer Staples	7.8%
Consumer Discretionary	7.1%
Energy	6.6%
Utilities	4.5%
Other	8.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000214556
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MarketBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Equity ETF
Trading Symbol	GSUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® U.S. Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSUS	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[30]
AssetsNet	$ 2,954,228,131
Advisory Fees Paid, Amount	$ 993,119
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$2,954,228,131 # of Portfolio Holdings as of Period End418 Portfolio Turnover Rate for the Period1% Total Net Advisory Fees Paid for the Period$993,119
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	32.4%
Financials	12.2%
Communication Services	11.2%
Consumer Discretionary	10.1%
Health Care	9.9%
Industrials	9.0%
Consumer Staples	5.4%
Energy	3.5%
Utilities	2.3%
Other	3.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251207
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic California Municipal Income ETF
Trading Symbol	GCAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic California Municipal Income ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GCAL	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[31]
AssetsNet	$ 157,519,756
Advisory Fees Paid, Amount	$ 182,295
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$157,519,756 # of Portfolio Holdings as of Period End323 Portfolio Turnover Rate for the Period11% Total Net Advisory Fees Paid for the Period$182,295
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Special Assessment	11.2%
Hospital	11.1%
School District GO	10.4%
Water/Sewer	7.3%
Airport	6.2%
Sales Tax	5.6%
City/County Appropriation	5.2%
Muni Electric	5.1%
Charter School	4.4%
Corporate	3.9%
University	3.7%
State GO	3.6%
TIF	3.3%
State Housing	3.0%
Other	16.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251208
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic New York Municipal Income ETF
Trading Symbol	GMNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic New York Municipal Income ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMNY	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[32]
AssetsNet	$ 32,953,174
Advisory Fees Paid, Amount	$ 32,006
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$32,953,174 # of Portfolio Holdings as of Period End177 Portfolio Turnover Rate for the Period14% Total Net Advisory Fees Paid for the Period$32,006
Holdings [Text Block]

Sector Allocation (%)

Table Summary
University	14.1%
Sales Tax	8.0%
Hospital	7.8%
Special Tax	6.6%
City/County GO	5.6%
Water/Sewer	5.1%
Airport	4.7%
Transportation	4.3%
Muni Electric	4.1%
Charter School	4.1%
School District GO	4.0%
Corporate	3.9%
Stadium	3.1%
Toll	3.0%
Other	20.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251209
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Municipal Income ETF
Trading Symbol	GMUB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Municipal Income ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMUB	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[33]
AssetsNet	$ 204,061,881
Advisory Fees Paid, Amount	$ 108,291
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$204,061,881 # of Portfolio Holdings as of Period End440 Portfolio Turnover Rate for the Period16% Total Net Advisory Fees Paid for the Period$108,291
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Hospital	11.9%
Corporate	8.4%
University	7.7%
School District GO	7.2%
State Housing	5.5%
Sales Tax	5.4%
City/County GO	5.2%
Special Assessment	4.8%
Airport	4.5%
Water/Sewer	4.4%
Muni Electric	4.1%
LT Health	3.8%
Special Tax	3.5%
Corporate Elec	3.2%
Other	18.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251203
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Ultra Short Municipal Income ETF
Trading Symbol	GUMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Ultra Short Municipal Income ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GUMI	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[34]
AssetsNet	$ 29,002,758
Advisory Fees Paid, Amount	$ 12,153
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$29,002,758 # of Portfolio Holdings as of Period End214 Portfolio Turnover Rate for the Period65% Total Net Advisory Fees Paid for the Period$12,153
Holdings [Text Block]

Sector Allocation (%)

Table Summary
VRDN	16.3%
Hospital	13.5%
City/County GO	8.6%
School District GO	7.6%
Airport	5.4%
University	5.4%
State GO	5.2%
State Appropriation	4.4%
Transportation	4.0%
Misc	3.7%
School District Appropriation	3.6%
State Housing	3.1%
Water/Sewer	2.9%
Sales Tax	2.3%
Other	15.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000254693
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Large Cap Buffer 1 ETF
Trading Symbol	GBXA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Large Cap Buffer 1 ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBXA	$24	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[35]
AssetsNet	$ 7,685,691
Advisory Fees Paid, Amount	$ 28,706
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$7,685,691 # of Portfolio Holdings as of Period End6 Portfolio Turnover Rate for the Period0% Total Net Advisory Fees Paid for the Period$28,706
Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Developed Equity	99.5	99.5	-	99.5
Developed Equity Call Options	10.8	0.0	10.8	-10.8
Developed Equity Put Options	3.5	3.5	-	3.5

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000254695
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Large Cap Buffer 3 ETF
Trading Symbol	GBXC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Large Cap Buffer 3 ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBXC	$24	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[36]
AssetsNet	$ 9,753,664
Advisory Fees Paid, Amount	$ 18,815
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$9,753,664 # of Portfolio Holdings as of Period End6 Portfolio Turnover Rate for the Period0% Total Net Advisory Fees Paid for the Period$18,815
Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Developed Equity Put Options	1.0	1.0	0.1	0.9
Developed Equity	99.9	99.9	-	99.9
Developed Equity Call OptionsFootnote Reference^	0.0	0.0	0.0	0.0
Footnote	Description
Footnote^	Amounts are rounding to zero.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000260524
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Bond ETF
Trading Symbol	GBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GBND	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[37]
AssetsNet	$ 80,039,707
Advisory Fees Paid, Amount	$ 42,397
InvestmentCompanyPortfolioTurnover	166.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$80,039,707 # of Portfolio Holdings as of Period End477 Portfolio Turnover Rate for the Period166% Total Net Advisory Fees Paid for the Period$42,397
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Mortgage-Backed Securities	37.5
U.S. Treasury Notes	31.4
Corporate Obligations	23.6
Asset- Backed Securities	14.0
Collateralized Mortgage Obligations	3.4
Foreign Corporate Debt	2.3
Sovereign Debt Obligations	1.1
U.S. Treasury Bonds	1.1
Municipal Bond	0.5
Other	6.2

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000260525
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Corporate Bond ETF
Trading Symbol	GIGL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Corporate Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GIGL	$15	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[38]
AssetsNet	$ 54,105,809
Advisory Fees Paid, Amount	$ 40,847
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$54,105,809 # of Portfolio Holdings as of Period End292 Portfolio Turnover Rate for the Period17% Total Net Advisory Fees Paid for the Period$40,847
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Banks	23.0
Consumer Cyclical	9.2
Technology	6.6
Healthcare	6.4
REITs and Real Estate	5.8
Consumer Noncyclical	5.1
Energy	4.8
Food and Beverage	4.3
Software	4.1
Other	27.9

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000207250
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Ultra Short Bond ETF
Trading Symbol	GSST
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Ultra Short Bond ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSST	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[39]
AssetsNet	$ 1,387,532,334
Advisory Fees Paid, Amount	$ 912,421
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$1,387,532,334
  # of Portfolio Holdings as of Period End416
  Portfolio Turnover Rate for the Period36%
  Total Net Advisory Fees Paid for the Period$912,421

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Corporate Obligations	30.1
Foreign Corporate Debt	26.4
Asset- Backed Securities	14.6
Commercial Paper	11.2
Mortgage-Backed Securities	5.9
U.S. Treasury Notes	5.8
Certificate of Deposit	5.5
U.S. Government Agency Obligations	0.9
Other	1.2

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000263543
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced U.S. Equity ETF
Trading Symbol	GUSE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced U.S. Equity ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GUSE	$23	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[40]
AssetsNet	$ 336,729,930
Advisory Fees Paid, Amount	$ 745,836
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$336,729,930 # of Portfolio Holdings as of Period End122 Portfolio Turnover Rate for the Period45% Total Net Advisory Fees Paid for the Period$745,836
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	31.1%
Financials	13.4%
Consumer Discretionary	10.1%
Communication Services	9.7%
Industrials	9.4%
Health Care	8.6%
Consumer Staples	5.7%
Energy	3.3%
Materials	2.9%
Other	5.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000263544
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Opportunities ETF
Trading Symbol	GSGO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Opportunities ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSGO	$32	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[41]
AssetsNet	$ 146,459,751
Advisory Fees Paid, Amount	$ 484,493
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$146,459,751 # of Portfolio Holdings as of Period End58 Portfolio Turnover Rate for the Period29% Total Net Advisory Fees Paid for the Period$484,493
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	46.9%
Communication Services	12.2%
Consumer Discretionary	11.7%
Health Care	9.4%
Industrials	8.5%
Financials	5.3%
Consumer Staples	1.8%
Materials	1.8%
Energy	1.7%
Other	0.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000263545
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities ETF
Trading Symbol	GTOP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Technology Opportunities ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTOP	$43	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[42]
AssetsNet	$ 585,487,504
Advisory Fees Paid, Amount	$ 2,980,487
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$585,487,504 # of Portfolio Holdings as of Period End37 Portfolio Turnover Rate for the Period38% Total Net Advisory Fees Paid for the Period$2,980,487
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	63.2%
Communication Services	15.4%
Consumer Discretionary	12.8%
Financials	4.7%
Real Estate	3.0%
Other	0.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000263546
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Value Opportunities ETF
Trading Symbol	GVLE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Value Opportunities ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GVLE	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[43]
AssetsNet	$ 43,416,015
Advisory Fees Paid, Amount	$ 131,840
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$43,416,015 # of Portfolio Holdings as of Period End34 Portfolio Turnover Rate for the Period43% Total Net Advisory Fees Paid for the Period$131,840
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Industrials	18.1%
Financials	16.3%
Health Care	11.8%
Information Technology	11.5%
Consumer Discretionary	8.9%
Communication Services	7.5%
Energy	6.0%
Utilities	6.0%
Consumer Staples	5.6%
Other	8.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

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